Taxes - Deferred income tax (Details) - COP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Taxes.
Deferred tax assets	$ 12,875,766	$ 10,522,725
Deferred tax liabilities	(12,955,929)	(11,824,515)
Net deferred income tax	$ (80,163)	$ (1,301,790)